Deferred Charges and Other Assets Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Noncurrent Assets Disclosure [Line Items]
Debt issue costs, net of accumulated amortization	$ 40,520	$ 26,870
Long-term prepaid rents	14,958	15,778
Construction related deposits	11,427	6,463
Lease deposits	4,039	2,208
Equipment to be placed in service	22,767	10,495
Other	8,333	2,166
Total	$ 102,044	$ 63,980